Debt - Summary of Foreign Currency Translation (Detail) $ in Thousands	Dec. 31, 2025 MXN ($) $ / $ $ / ¥ $ / € $ / SFr $ / MXV $ / £	Dec. 31, 2024 MXN ($) $ / SFr $ / ¥ $ / $ $ / € $ / MXV $ / £
Disclosure of long term debt [Line Items]
Currency exchange rate	17.9667
Loan from foreign banks | $	$ 1,286,788,747	$ 1,612,427,515
U.S
Disclosure of long term debt [Line Items]
Currency exchange rate	17.9667	20.2683
Japanese yen
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / ¥	0.1146	0.1289
Pounds sterling
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / £	24.1607	25.3860
Euro
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / €	21.0974	20.9868
Swiss francs
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / SFr	22.6728	22.3721
UDIs
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / MXV	8.665387	8.340909